Long Term Interest-Bearing Bank Deposits (Details) - Schedule of Long Term Interest-Bearing Bank Deposits - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Long Term Interest Bearing Bank Deposits [Abstract]
Bank deposits	$ 7,159
Total long-term interest-bearing bank deposits	$ 7,159